CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH
CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH

5. CASH AND CASH EQUIVALENTS, NON-CURRENT RESTRICTED CASH

        Cash and cash equivalents as of December 31, 2011 and 2012 consisted of the following:

	2011	2012	2012
	RUR	RUR	$
Cash	590	926	30.5
Cash equivalents:
Bank deposits	1,737	5,530	182.1
Investments in money market funds	3,603	969	31.9

Total cash and cash equivalents	5,930	7,425	244.5

        Non-current restricted cash as of December 31, 2011 and 2012 consisted of the cash reserved in a special escrow account to pay for the contingent consideration in relation to the acquisition of SPB Software group (Note 4).